Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 17,006
2016	12,998
2017	13,792
2018	14,626
2019	15,405
2020 - 2024	87,787
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	1,762
2016	2,048
2017	2,341
2018	2,665
2019	2,914
2020 - 2024	$ 17,855